Stock-Based Compensation - Additional Information (Details) - USD ($)		5 Months Ended	12 Months Ended
	Jul. 20, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation not yet recognized related to unvested options		$ 6,100,000	$ 6,100,000
Weighted-average grant date fair value of stock options (in dollars per share)			$ 2.45
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 900,000
Unvested award, cost not yet recognized, period for recognition			3 years 6 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years 7 months 6 days
Stock-based compensation expense			$ 1,500,000
Vested in period, not settled (in shares)		6,162	6,162
Unrecognized compensation expense		$ 12,200,000	$ 12,200,000
Restricted Stock Units (RSUs) | Employees and Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Restricted Stock Units (RSUs) | Director | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche One | Employees and Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			25.00%
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two | Employees and Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			36 months
Award vesting percentage			75.00%
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Stock-based compensation expense			$ 100,000
Unvested award, cost not yet recognized, period for recognition			3 years 9 months 18 days
Unrecognized compensation expense		500,000	$ 500,000
Profit Unit Interest
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			500,000	$ 100,000	$ 100,000
Unrecognized compensation expense		$ 0	$ 0	$ 400,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum eligible employee compensation contribution percentage	10.00%
Fair market value share purchase percentage	85.00%
Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period subject to annual increases			10 years
Percentage of outstanding stock maximum			2.00%
Equity Incentive Plan 2021 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Award expiration period			10 years
Equity Incentive Plan 2021 | Stock Options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Award vesting percentage			25.00%
Equity Incentive Plan 2021 | Stock Options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			36 months
Award vesting percentage			75.00%
Class A Common Stock | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)		1,200,000	1,200,000
Percentage of outstanding stock maximum			1.00%
Outstanding stock maximum (in shares)			2,400,000
Shares purchased under the ESPP (in shares)		0
Class A Common Stock | Equity Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)		11,500,000	11,500,000